LOANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Loans	$ 341,089	$ 332,111		$ 324,913		$ 324,311				$ 341,089	$ 324,913	$ 332,111	$ 324,311
Activity in the allowance for loan losses
Balance at the beginning of the period	4,534		4,742	4,745	4,699				4,911	4,621	4,699	4,699	4,911	4,854
Provision for loan losses	100	80	115	71	230	310	360	390	360	250	301	496	1,420	1,878
Charged off loans	(209)			(95)						(523)	(307)	(742)	(1,696)	(1,948)
Recoveries	14			21						91	49	168	64	127
Balance at end of the period	4,439	4,621		4,742	4,745	4,699				4,439	4,742	4,621	4,699	4,911
Commercial, financial and agricultural
Loans
Loans	20,908	20,924				20,608				20,908		20,924	20,608
Real estate: Construction
Loans
Loans	15,232	13,052		12,302		11,767				15,232	12,302	13,052	11,767
Activity in the allowance for loan losses
Balance at the beginning of the period	21								905				905
Provision for loan losses	4									25			(905)
Balance at end of the period	25									25
Real estate: Mortgage-residential
Loans
Loans	38,363	38,892		38,779		38,337				38,363	38,779	38,892	38,337
Activity in the allowance for loan losses
Balance at the beginning of the period	199			500	514				465	235	514	514	465
Provision for loan losses	151			114						58	106	(253)	230
Charged off loans	(32)			(17)						(36)	(30)	(112)	(186)
Recoveries	1			2						62	9	86	5
Balance at end of the period	319	235		599		514				319	599	235	514
Real estate: Mortgage-commercial
Loans
Loans	233,769	226,575		221,880		220,288				233,769	221,880	226,575	220,288
Activity in the allowance for loan losses
Balance at the beginning of the period	1,075			1,430	1,475				1,404	1,322	1,475	1,475	1,404
Provision for loan losses	169			(117)						157	16	140	932
Charged off loans	(162)									(397)	(178)	(293)	(861)
Balance at end of the period	1,082	1,322		1,313		1,475				1,082	1,313	1,322	1,475
Consumer: Home equity
Loans
Loans	25,437	27,173		26,945		27,976				25,437	26,945	27,173	27,976
Activity in the allowance for loan losses
Balance at the beginning of the period	236			566	521				325	400	521	521	325
Provision for loan losses	(9)			(121)						(131)	(78)	(124)	476
Charged off loans	(2)									(44)			(285)
Recoveries	1									1	2	3	5
Balance at end of the period	226	400		445		521				226	445	400	521
Consumer: Other
Loans
Loans	7,380	5,495		5,266		5,335				7,380	5,266	5,495	5,335
Activity in the allowance for loan losses
Balance at the beginning of the period	78			53	57				88	17	57	57	88
Provision for loan losses	28			2						110	12	2	45
Charged off loans	(13)			(16)						(39)	(37)	(79)	(99)
Recoveries	3			6						8	13	37	23
Balance at end of the period	$ 96	$ 17		$ 45		$ 57				$ 96	$ 45	$ 17	$ 57